RISK MANAGEMENT - Loans individually evaluated for impairment (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,616,823	1,317,353
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	262,373	239,937
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,354,450	1,077,416
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,610,521	1,315,383
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	262,373	239,937
Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,348,148	1,075,446
Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	4,332
Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	4,332
Mortgages [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,970	1,970
Mortgages [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, loans, collateral guarantees	1,970	1,970
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,064,989	7,336,775
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	262,667	240,358
Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,802,322	7,096,417
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	8,038,649	7,321,116
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Without recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	262,667	240,358
Gross carrying amount [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	7,775,982	7,080,758
Gross carrying amount [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,512	3,144
Gross carrying amount [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6,512	3,144
Gross carrying amount [member] | Mortgages [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	19,828	12,515
Gross carrying amount [member] | Mortgages [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	19,828	12,515
Accumulated impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(10,478,009)	(10,521,501)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(7,018,695)	(7,081,394)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,965,432)	(3,209,266)
Accumulated impairment [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,965,432)	(3,209,266)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,950,023)	(3,196,800)
Accumulated impairment [member] | Commercial lending portfolio [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,950,023)	(3,196,800)
Accumulated impairment [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3,868)	(1,959)
Accumulated impairment [member] | Loans to consumers [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(3,868)	(1,959)
Accumulated impairment [member] | Mortgages [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(11,541)	(10,507)
Accumulated impairment [member] | Mortgages [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | With recognized provision | Expected credit losses individually assessed [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (11,541)	$ (10,507)